Intangible assets, net - Schedule of Annual Estimated Amortization Expense for Intangible Assets (Detail) ¥ in Thousands	Mar. 31, 2021 CNY (¥)
Finite-Lived Intangible Assets, Net, Amortization Expense, Fiscal Year Maturity [Abstract]
2022	¥ 4,001
2023	4,001
2024	3,770
2025	3,342
2026	¥ 3,209